Application of new and revised international financial reporting standards - Summary of impact revision to previously issued financial statements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net foreign exchange differences	€ 2,953	€ (2,408)	€ 437
Net cash provided by/ (used in) operating activities	100,131	(84,746)	(80,696)
Net cash provided by/ (used in) investing activities	(209,791)	7,493	(15,949)
Cash flows from (used in) financing activities	123,710	(2,613)	207,883
Net increase/(decrease) in cash and cash equivalents	14,050	(79,866)	111,238
Cash and cash equivalents at beginning of the year	132,994	207,530	103,353
Effects of exchange rate changes on cash and cash equivalents	1,475	5,330	(7,061)
Cash and cash equivalents at end of the year	148,519	132,994	207,530
Previously Reported
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net foreign exchange differences		554	(4,477)
Net cash provided by/ (used in) operating activities		(81,785)	(85,611)
Net cash provided by/ (used in) investing activities		7,493	(15,949)
Cash flows from (used in) financing activities		(2,613)	207,883
Net increase/(decrease) in cash and cash equivalents		(76,904)	106,324
Cash and cash equivalents at beginning of the year	132,994	207,530	103,353
Effects of exchange rate changes on cash and cash equivalents		2,368	(2,147)
Cash and cash equivalents at end of the year		132,994	207,530
Revision of Prior Period, Error Correction, Adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net foreign exchange differences		(2,962)	4,914
Net cash provided by/ (used in) operating activities		(2,962)	4,914
Net increase/(decrease) in cash and cash equivalents		(2,962)	4,914
Effects of exchange rate changes on cash and cash equivalents		2,962	(4,914)
As Revised
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net foreign exchange differences		(2,408)	437
Net cash provided by/ (used in) operating activities		(84,747)	(80,697)
Net cash provided by/ (used in) investing activities		7,493	(15,949)
Cash flows from (used in) financing activities		(2,613)	207,883
Net increase/(decrease) in cash and cash equivalents		(79,866)	111,238
Cash and cash equivalents at beginning of the year	€ 132,994	207,530	103,353
Effects of exchange rate changes on cash and cash equivalents		5,330	(7,061)
Cash and cash equivalents at end of the year		€ 132,994	€ 207,530